Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Retail Class | State Farm Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM EQUITY FUND (SNEAX) (SNEBX) (SLEAX) (SLEBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 88 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 88 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Bridgeway

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. Under normal circumstances, at least 80% of Bridgeway’s portion of the Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Westwood

Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood’s forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The investment team will also review a stock if the price of the stock declines 15% or more in the first 45 days held. The risk characteristics of Westwood’s portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund’s benchmark.

		Both Bridgeway and Westwood may sell individual securities for several reasons including: the investment purpose of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 13.22%, during the first quarter of 2012. Worst quarter: -24.19%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Retail Class | State Farm Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
After 1 year	rr_ExpenseExampleYear01	613
After 3 years	rr_ExpenseExampleYear03	853
After 5 years	rr_ExpenseExampleYear05	1,111
After 10 years	rr_ExpenseExampleYear10	1,849
1 Year	rr_AverageAnnualReturnYear01	26.07%
5 Years	rr_AverageAnnualReturnYear05	14.58%
Life of Class	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Retail Class | State Farm Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
After 1 year	rr_ExpenseExampleYear01	689
After 3 years	rr_ExpenseExampleYear03	935
After 5 years	rr_ExpenseExampleYear05	1,206
After 10 years	rr_ExpenseExampleYear10	2,000
After 1 year	rr_ExpenseExampleNoRedemptionYear01	189
After 3 years	rr_ExpenseExampleNoRedemptionYear03	585
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,006
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,000
1 Year	rr_AverageAnnualReturnYear01	26.55%
5 Years	rr_AverageAnnualReturnYear05	14.70%
Life of Class	rr_AverageAnnualReturnSinceInception	2.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Retail Class | State Farm Equity Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
After 1 year	rr_ExpenseExampleYear01	416
After 3 years	rr_ExpenseExampleYear03	660
After 5 years	rr_ExpenseExampleYear05	924
After 10 years	rr_ExpenseExampleYear10	1,678
2004	rr_AnnualReturn2004	7.80%
2005	rr_AnnualReturn2005	6.76%
2006	rr_AnnualReturn2006	15.99%
2007	rr_AnnualReturn2007	(6.57%)
2008	rr_AnnualReturn2008	(41.54%)
2009	rr_AnnualReturn2009	20.68%
2010	rr_AnnualReturn2010	12.94%
2011	rr_AnnualReturn2011	(0.82%)
2012	rr_AnnualReturn2012	16.14%
2013	rr_AnnualReturn2013	32.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.19%)
1 Year	rr_AverageAnnualReturnYear01	28.52%
5 Years	rr_AverageAnnualReturnYear05	15.06%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Retail Class | State Farm Equity Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
After 1 year	rr_ExpenseExampleYear01	460
After 3 years	rr_ExpenseExampleYear03	771
After 5 years	rr_ExpenseExampleYear05	1,055
After 10 years	rr_ExpenseExampleYear10	1,760
After 1 year	rr_ExpenseExampleNoRedemptionYear01	160
After 3 years	rr_ExpenseExampleNoRedemptionYear03	496
After 5 years	rr_ExpenseExampleNoRedemptionYear05	855
After 10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,760
1 Year	rr_AverageAnnualReturnYear01	28.91%
5 Years	rr_AverageAnnualReturnYear05	15.06%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Retail Class | State Farm Equity Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.40%
5 Years	rr_AverageAnnualReturnYear05	14.95%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Retail Class | State Farm Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.24%
5 Years	rr_AverageAnnualReturnYear05	12.17%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Retail Class | State Farm Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%	[2]
5 Years	rr_AverageAnnualReturnYear05	17.94%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.41%	[2]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.91%.